Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 20, 2025	Nov. 04, 2021	Dec. 31, 2025
Commitments and Contingent Liabilities [Line Items]
Percentage of grants repayments			100.00%
Agreement, description			On September 7, 2018 the Company entered into an agreement with its Executive Chairman. Pursuant to the agreement, upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2025, no termination liability was accrued or payable.
Gross proceeds percentage		3.33%
Commercial transaction (in Dollars)		$ 20
Percentage of treasury value	2.00%
Initial term period	3 years
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties			3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties			5.00%
IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Amount of grants received (in Dollars)			$ 10